PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.3%
Federal Home Loan Banks: 5.1%
10,590,000
3.625
%,
09/04/2026 $ 10,540,260
5.1
Government National Mortgage Association: 32.7%
4,882,351
6.000
%,
10/20/2053 4,980,230
2.4
7,215,983
6.000
%,
11/20/2053 7,358,726
3.6
4,715,740
6.000
%,
12/20/2053 4,805,981
2.3
2,059,144
6.000
%,
04/20/2054 2,097,330
1.0
6,221,219
6.000
%,
05/20/2054 6,334,849
3.1
3,140,138
6.000
%,
06/20/2054 3,195,084
1.5
8,434,374
6.000
%,
07/20/2054 8,566,360
4.1
8,304,076
6.000
%,
08/20/2054 8,432,728
4.1
7,635,668
6.000
%,
09/20/2054 7,753,966
3.8
5,850,654
6.000
%,
10/20/2054 5,941,297
2.9
6,190,851
6.000
%,
11/20/2054 6,290,508
3.0
1,828,778
6.000
%,
12/20/2054 1,857,111
0.9
67,614,170
32.7
Uniform Mortgage-Backed Securities: 16.5%
(1)
8,400,000
0.375
%,
07/21/2025 8,301,046
4.0
12,358,000
0.500
%,
11/07/2025 12,078,248
5.9
5,000,000
(2)
4.450
%,
12/11/2025 4,849,179
2.4
3,250,196
6.000
%,
08/01/2054 3,303,013
1.6
4,676,607
6.000
%,
09/01/2054 4,752,605
2.3
674,782
6.000
%,
10/01/2054 685,748
0.3
33,969,839
16.5
Total U.S. Government
Agency Obligations
(Cost $111,584,817)
112,124,269
54.3
U.S. TREASURY OBLIGATIONS: 29.9%
United States Treasury Bonds: 5.4%
14,990,000
3.000
%,
08/15/2052 11,166,086
5.4
United States Treasury Floating Rate Notes: 6.1%
5,560,000
(3)
4.400
%,
04/30/2026 5,563,314
2.7
6,950,000
(3)
4.455
%,
10/31/2026 6,962,214
3.4
12,525,528
6.1
United States Treasury Notes: 18.4%
5,270,000
3.875
%,
08/15/2033 5,166,247
2.5
33,810,000
3.875
%,
08/15/2034 32,962,109
15.9
38,128,356
18.4
Total U.S. Treasury
Obligations
(Cost $61,583,026)
61,819,970
29.9
CORPORATE BONDS/NOTES: 12.7%
Basic Materials: 0.1%
200,000
(4)
Anglo American
Capital PLC, 2.625%,
09/10/2030 177,766
0.1
Communications: 0.5%
310,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 304,089
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
780,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 $ 805,669
0.4
1,109,758
0.5
Consumer, Cyclical: 2.1%
540,000  Ford Motor Credit
Co. LLC, 5.303%,
09/06/2029 523,823
0.3
3,740,000  Toyota Motor Credit
Corp., 4.450%,
05/18/2026 3,743,585
1.8
4,267,408
2.1
Consumer, Non-cyclical: 0.1%
310,000  BAT Capital Corp.,
3.462%,
09/06/2029 293,420
0.1
Energy: 1.4%
360,000  Devon Energy Corp.,
7.875%,
09/30/2031 410,535
0.2
1,642,200
(4)
NFE Financing LLC,
12.000%,
11/15/2029 1,385,471
0.7
430,000  Occidental Petroleum
Corp., 5.200%,
08/01/2029 430,050
0.2
620,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 651,727
0.3
2,877,783
1.4
Financial: 7.9%
310,000
(3)
American Express Co.,
3.550%,
12/31/2199 300,152
0.2
630,000  Ares Capital Corp.,
2.875%,
06/15/2028 586,558
0.3
230,000  Ares Capital Corp.,
7.000%,
01/15/2027 237,132
0.1
2,135,000
(3)
Bank of Nova Scotia,
4.900%,
12/31/2199 2,125,748
1.0
620,000
(3)
Barclays PLC, 5.674%,
03/12/2028 631,149
0.3
580,000
(3)
Barclays PLC, 5.690%,
03/12/2030 594,798
0.3
700,000  Blue Owl Capital Corp.,
2.875%,
06/11/2028 642,690
0.3
2,130,000
(3)
Charles Schwab Corp.
G, 5.375%,
12/31/2199 2,127,771
1.0
1,780,000
(3)
Charles Schwab Corp.
I, 4.000%,
12/31/2199 1,737,255
0.8
340,000
(3)
Citigroup, Inc. P,
5.950%,
12/31/2199 339,767
0.2
520,000
(3)
Citizens Bank NA/
Providence RI, 4.575%,
08/09/2028 518,684
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
550,000
(3)
Citizens Financial
Group, Inc., 5.841%,
01/23/2030 $ 565,092
0.3
1,765,000  Golub Capital
BDC, Inc., 2.500%,
08/24/2026 1,700,718
0.8
1,060,000
(3)
NatWest Group PLC,
8.000%,
12/31/2199 1,066,306
0.5
815,000
(3)(4)
Societe Generale SA,
6.221%,
06/15/2033 828,591
0.4
1,360,000
(3)(4)
UBS Group AG,
3.875%,
12/31/2199 1,319,053
0.6
980,000
(3)
Wells Fargo & Co. BB,
3.900%,
12/31/2199 961,086
0.5
16,282,550
7.9
Industrial: 0.6%
685,000  Boeing Co., 3.200%,
03/01/2029 643,433
0.3
480,000  Boeing Co., 5.150%,
05/01/2030 483,237
0.3
1,126,670
0.6
Total Corporate Bonds/
Notes
(Cost $26,465,228)
26,135,355
12.7
Total Long-Term
Investments
(Cost $199,633,071)
200,079,594
96.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.8%
Mutual Funds: 1.8%
3,706,614
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $3,706,614) $ 3,706,614 1.8
Total Short-Term
Investments
(Cost $3,706,614)
3,706,614
1.8
Total Investments in
Securities
(Cost $203,339,685) $ 203,786,208 98.7
Assets in Excess of
Other Liabilities
2,719,028 1.3
Net Assets $ 206,505,236 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
VY
®
BrandywineGLOBAL -
Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 112,124,269 $ — $ 112,124,269
U.S. Treasury Obligations — 61,819,970 — 61,819,970
Corporate Bonds/Notes — 26,135,355 — 26,135,355
Short-Term Investments 3,706,614 — — 3,706,614
Total Investments, at fair value $ 3,706,614 $ 200,079,594 $ — $ 203,786,208
Other Financial Instruments+
Futures 352,210 — — 352,210
Total Assets $ 4,058,824 $ 200,079,594 $ — $ 204,138,418
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for VY
®
BrandywineGLOBAL- Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury 5-Year Note 476 06/30/25 $ 51,482,375 $ 255,984
U.S. Treasury Ultra 10-Year Note 200 06/18/25 22,825,000 96,226
$ 74,307,375 $ 352,210
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,178,643
Gross Unrealized Depreciation (732,119)
Net Unrealized Appreciation $ 446,524